Fair Value Measurements and Marketable Securities - Schedule of Available-for-Sale Debt Securities by contractual Maturity (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Fair Value Disclosures [Abstract]
Due in one year	$ 264,453
Due after one year through three years	84,202
Total	$ 348,655